Stock-Based Compensation (Narrative)(Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested in period	5,436,000
Unvested shares outstanding	7,101,000	12,283,000
Total compensation expense for stock option and incentive shares plans	$ 121,000,000	$ 217,000,000	$ 54,000,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options granted at average of high and low prices of common stock on date of grant	100.00%
Amount of stock option vesting per year	one-third
Stock option expiration years from date of grant years	10
Share-based compensation arrangement by share-based payment award, number of shares available for grant	23,200,000
Weighted-average price of shares granted	$ 11.00	$ 8.51	$ 4.45
Cash received for stock options exercises	65,000,000	53,000,000	33,000,000
Options exercised, total intrinsic value	49,000,000	59,000,000	10,000,000
Actual tax benefit realized from tax deductions related to option exercises	16,000,000	4,000,000	7,000,000
Risk-free interest rate	1.90%	3.00%	2.40%
Expected dividend yield	2.60%	3.20%	4.20%
Expected volatility rate	25.00%	25.00%	22.00%
Expected life of option, years	7	7	7
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested in period	4,777,248
Common shares issued	2,841,534
Shares withheld for income tax	1,661,045
Paid in cash for share-based compensation	274,669
Award rights to receive common shares	5,367,146
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested in period	520,000
Common shares issued	299,990
Shares withheld for income tax	220,010
Vesting period, minimum, in years	three
Vesting period, maximum, in years	10
Unvested shares outstanding	1,733,956
Restricted Stock (Avocent Acquisition Related) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested in period		685,755
Common shares issued		467,452
Shares withheld for income tax		218,303
Unvested shares outstanding	115,956
Incentive Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	10,000,000
Total fair value of shares vested	276,000,000	42,000,000	3,000,000
Cash paid primarily for tax withholding	113,000,000	15,000,000	1,000,000
Stock Options And Incentive Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefits recognized in income statement for compensation arrangements	32,000,000	65,000,000	13,000,000
Unrecognized compensation cost related to non-vested awards granted	$ 170,000,000
Unrecognized compensation cost is expected to be recognized , weighted-average period, years	1.9
Restricted Stock For Non-Management Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	318,552
Common shares issued	15,656
Restricted stock units awarded	3,914